Investments in associates and joint ventures (Details 2)	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2019	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Statement [Line Items]
Current assets		$ 346,997,000,000		$ 69,981,000,000
Non-current assets		684,787,000,000		269,191,000,000
Current liabilities		259,637,000,000		70,427,000,000
Non-current liabilities		588,672,000,000		162,852,000,000
Net assets		1,031,784,000,000		339,172,000,000
Gav - Yam [Member]
Statement [Line Items]
Current assets		63,029,000,000
Non-current assets		249,149,000,000
Current liabilities		29,726,000,000
Non-current liabilities		$ 176,864,000,000
% of ownership interest held		34.90%
Revenues		$ 17,350
Interest in associates / joint ventures		36,850
Goodwill and others		4,120
Book value		40,970
Net (loss)/ income		10,161
Total comprehensive (loss)/ income		8,195
Dividends distributed to non-controlling shareholders		5,388
Cash of operating activitie		7,639
Cash of investment activities		(8,596)
Cash of financial activities		23,835
Net (decrease)/ increase in cash and cash equivalents		22,878
Net assets		105,588,000,000
Quality Invest [Member]
Statement [Line Items]
Current assets		6,000,000		0
Non-current assets		8,299,000,000		18,000,000
Current liabilities		131,000,000		26,000,000
Non-current liabilities		$ 1,956,000,000		2,987,000,000
% of ownership interest held	50.00%	50.00%
Revenues	$ 45	$ 27
Interest in associates / joint ventures		3,109			$ (1,498)
Goodwill and others		48			4,425
Book value		3,156			2,927
Net (loss)/ income	(518)	556
Total comprehensive (loss)/ income	(518)	556
Dividends distributed to non-controlling shareholders	0	0
Cash of operating activitie	(59)	(134)
Cash of investment activities	(4)	0
Cash of financial activities	63	134
Net (decrease)/ increase in cash and cash equivalents	$ 0	0
Net assets		6,218,000,000		(2,995,000,000)
TGLT S.A. [Member]
Statement [Line Items]
Current assets		6,906,000,000		5,159,000,000
Non-current assets		15,850,000,000		11,810,000,000
Current liabilities		5,882,000,000		4,950,000,000
Non-current liabilities		$ 7,856,000,000		7,705,000,000
% of ownership interest held	27.82%	30.20%
Revenues	$ 2,559	$ 2,944
Interest in associates / joint ventures		2,723			1,200
Goodwill and others		370			0
Book value		3,093			(263)
Net (loss)/ income	(1,924)	(575)
Total comprehensive (loss)/ income	(1,924)	(575)
Dividends distributed to non-controlling shareholders	0	0
Cash of operating activitie	113	779
Cash of investment activities	66	(609)
Cash of financial activities	(455)	(879)
Net (decrease)/ increase in cash and cash equivalents	$ (276)	(710)
Net assets		9,018,000,000		4,314,000,000
BHSA [Member]
Statement [Line Items]
Current assets		115,457,000,000		114,759,000,000
Non-current assets		65,503,000,000		71,092,000,000
Current liabilities		153,639,000,000		156,405,000,000
Non-current liabilities		$ 6,954,000,000		11,661,000,000
% of ownership interest held	29.91%	29.91%	29.91%
Revenues	$ 29,257	$ 19,576
Interest in associates / joint ventures		6,092			5,319
Goodwill and others		26			42
Book value		6,118			$ 5,361
Net (loss)/ income	(2,528)	(1,911)
Total comprehensive (loss)/ income	(2,528)	(1,911)
Dividends distributed to non-controlling shareholders	0	0
Cash of operating activitie	4,318	6,993
Cash of investment activities	(129)	56
Cash of financial activities	(28,139)	(5,205)
Net (decrease)/ increase in cash and cash equivalents	$ (23,950)	1,844
Net assets		20,367,000,000		$ 17,785,000,000
Shufersal [member]
Statement [Line Items]
Current assets		110,169,000,000
Non-current assets		280,922,000,000
Current liabilities		138,032,000,000
Non-current liabilities		$ 194,095,000,000
% of ownership interest held		26.02%	26.02%
Revenues		$ 327,436
Interest in associates / joint ventures		15,340
Goodwill and others		26,883
Book value		42,223
Net (loss)/ income		7,579
Total comprehensive (loss)/ income		6,759
Dividends distributed to non-controlling shareholders		2,155
Cash of operating activitie		32,855
Cash of investment activities		(4,069)
Cash of financial activities		(20,717)
Net (decrease)/ increase in cash and cash equivalents		8,069
Net assets		$ 58,964,000,000